Expense Example, No Redemption - PIMCO Preferred and Capital Securities Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	489	750	1,031	1,832	194	621	1,074	2,330